Note 6 - Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of securities	1
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member]
Number of securities	1	4
Fair value, less than twelve months	$ 681	$ 2,295
Gross unrealized losses, less than twelve months	(1)	(1)
Fair value, twelve months or greater
Gross unrealized losses, twelve months or greater
Fair value	681	2,295
Gross unrealized losses	$ (1)	$ (1)